Summary of Significant Accounting Policies - (Details) - USD ($) shares in Thousands			3 Months Ended		12 Months Ended
	Nov. 24, 2025	Nov. 06, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Summary of Significant Accounting Policies
Cash equivalents			$ 0		$ 0	$ 0
Deposits in financial institutions in excess of federally insured limits			36,000		32,000
Trade accounts receivable			3,190,000		2,407,000	4,451,000	$ 900,000
Unbilled receivables			905,000		713,000	788,000	0
Network financing receivables			1,238,000	$ 902,000	1,291,000	513,000	$ 0
Write-offs on unbilled receivables			0		0
Write-offs on network financing receivables					0
Credit losses on unbilled receivables					0	0
Credit losses on network financing receivables					0	0
Allowance on unbilled receivables					0	0
Allowance on network financing receivables					0	0
Allowance for credit losses			126,000		303,000
Accounts receivable, net of allowance for credit losses			429,000		303,000	0
Write-offs of inventory					300,000	0
Deferred offering costs	$ 2,000,000	$ 2,000,000
Costs to obtain contracts			220,000		173,000	148,000
Amortization of costs			3,000	$ 0	$ 32,000	0
Share based compensation granted					0
Share-based compensation expense					$ 0
Unrecognized tax benefits			0		0	0
Accrued for penalties and interest			$ 0		$ 0	$ 0
91-120 days past due
Summary of Significant Accounting Policies
Percentage of accounts receivable					50.00%
121-180 days past due
Summary of Significant Accounting Policies
Percentage of accounts receivable					75.00%
Over 180 days past due
Summary of Significant Accounting Policies
Percentage of accounts receivable					100.00%
Minimum
Summary of Significant Accounting Policies
Contract term			5 years		5 years
Maximum
Summary of Significant Accounting Policies
Contract term			7 years		7 years